Trading portfolio	12 Months Ended
Dec. 31, 2019
11. Trading Portfolio
Trading portfolio

The notes included in this section focus on assets and liabilities the Barclays Bank Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Bank Group’s approach to managing market risk can be found on page 39.

11 Trading portfolio

Accounting for trading portfolio assets and liabilities

In accordance with IFRS 9, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Barclays Bank Group
	2019	2018
	£m	£m
Debt securities and other eligible bills	51,881	57,134
Equity securities	56,000	39,565
Traded loans	5,378	7,234
Commodities	78	105
Trading portfolio assets	113,337	104,038

Debt securities and other eligible bills	(22,038)	(24,125)
Equity securities	(13,174)	(12,489)
Trading portfolio liabilities	(35,212)	(36,614)